Cover	Jul. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jul. 07, 2025
File Number	333-272825
Registrant Name	Alixo-Yolloo Corporation
Entity Central Index Key	0001977837
Tax Identification Number	37-1922983
Incorporation State	NV
Address	Business Center Sunkar, Building 47B
Address City	Aktau
Address Country	KZ
Address Postal Zip Code	130002
area code	252
Phone Number	34-66-180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false